Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 589,933	$ 247	$ 891
Prepaid expense	48,833
Total current assets	638,766	247	891
Property, plant, and equipment, net	19,425
Other assets	170,667
Total Assets	828,858	247	891
Current Liabilities:
Accounts payable and accrued expenses	476,996	96,869	58,488
Accrued compensation-related party	176,200	290,789	61,500
Note Payable	30,000	30,000
Notes payable-related party	28,637	75,020	25,000
Contract settlement liabilities-current portion	1,208,958
Due to shareholder	150	150
Total current liabilities	1,920,941	492,828	144,988
Convertible debts, net of discounts of $1,235,000 and $0, respectively	115,000
Contract settlement liabilities	1,692,542
Total Liabilities	3,728,483	492,828	144,988
Stockholder's deficit:
Preferred stock, $.0001 par value; 5,000,000 shares authorized, none issued and outstanding
Common stock, $.0001 par value; 500,000,000 shares authorized, 167,537,834 and 104,537,834 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	16,753	10,453	9,992
Additional Paid-In Capital	4,143,969	1,672,117	939,363
Deficit accumulated during the exploration stage	(7,060,347)	(2,175,151)	(1,093,452)
Total stockholders' deficit	(2,899,625)	(492,581)	(144,097)
Total liabilities and stockholders' deficit	$ 828,858	$ 247	$ 891